15% CONVERTIBLE PROMISSORY NOTES (Q1) (Details) - 15% Convertible Promissory Notes [Member]			1 Months Ended	3 Months Ended
	Jun. 14, 2022 USD ($)	Jun. 09, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
Convertible Notes [Abstract]
Debt instrument, face amount			$ 7,000,000.0	$ 7,000,000.0
Debt instrument, conversion ratio			0.1500
Debt instrument, maturity date				Sep. 30, 2022
Debt instrument, interest rate			15.00%	15.00%
Debt instrument, carrying amount				$ 7,000,000.0
Interest expense				$ 89,000
Subsequent Event [Member]
Convertible Notes [Abstract]
Debt instrument, face amount	$ 11,000,000.0
Debt instrument, maturity date	Jun. 14, 2024
Debt instrument, interest rate	6.00%
Series B Preferred [Member]
Convertible Notes [Abstract]
Debt instrument, conversion price (in dollars per share) | $ / shares			$ 2.508067	$ 2.508067
Common Stock [Member]
Convertible Notes [Abstract]
Debt instrument, conversion price (in dollars per share) | $ / shares			$ 10.00
Common Stock [Member] | Subsequent Event [Member]
Convertible Notes [Abstract]
Debt instrument, conversion price (in dollars per share) | $ / shares		$ 10.00
Debt conversion, shares issued (in shares) | shares		730,493
Debt instrument, repayment of principal		$ 7,000,000.0
Debt instrument, interest payment		$ 304,900